Related Party Transactions_Compensation To Key Management(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	₩ 18,727	₩ 15,852	₩ 11,342
Post-employment benefits	785	691	425
Share-based payments	14,944	7,527	17,601
Total	34,456	24,070	29,368
Registered directors (executive)
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	8,540	7,757	2,026
Post-employment benefits	425	418	87
Share-based payments	7,434	4,213	2,991
Total	16,399	12,388	5,104
Registered directors (non-executive)
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	1,030	960	896
Post-employment benefits	0	0	0
Share-based payments	0	0	0
Total	1,030	960	896
Non-registered directors
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	9,157	7,135	8,420
Post-employment benefits	360	273	338
Share-based payments	7,510	3,314	14,610
Total	₩ 17,027	₩ 10,722	₩ 23,368